Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
Leatherback Long/Short Alternative Yield ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.54%)	8.83%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	14.51%
Wilshire Liquid Alternative Equity Hedge Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	7.38%